UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-10467

Causeway Capital Management Trust

(Exact name of registrant as specified in charter)

11111 Santa Monica Boulevard, 15th Floor

c/o Causeway Capital Management LLC

Los Angeles, CA 90025

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

Corporation Trust Center

1209 Orange Street

Wilmington DE, 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-866-947-7000

Date of fiscal year end: September 30, 2025

Date of reporting period: March 31, 2025

Item 1. Reports to Stockholders.

(a) A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1) is attached hereto.

Causeway Capital Management Trust

Causeway International Value Fund

Institutional Class - CIVIX

Semi-Annual Shareholder Report: March 31, 2025

This semi-annual shareholder report contains important information about Institutional Class of the Causeway International Value Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.causewaycap.com/documents/#documents-international-value-fund. You can also request this information by contacting us at 1-866-947-7000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Causeway International Value Fund, Institutional Class	$43	0.85%

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$13,250,158	71	$45,624	24%

What did the Fund invest in?

Country/Asset WeightingsFootnote Reference*

United Kingdom
31.4%
France
18.1%
Japan
10.8%
Germany
8.6%
Netherlands
6.5%
South Korea
4.4%
Italy
3.7%
Switzerland
3.3%
Canada
3.2%
Belgium
2.5%
Short-Term Investment
2.2%
United States
1.7%
Other Countries
3.3%

Value	Value
Other Countries	3.3%
United States	1.7%
Short-Term Investment	2.2%
Belgium	2.5%
Canada	3.2%
Switzerland	3.3%
Italy	3.7%
South Korea	4.4%
Netherlands	6.5%
Germany	8.6%
Japan	10.8%
France	18.1%
United Kingdom	31.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Kering S.A.	3.7%
Rolls-Royce Holdings PLC	3.5%
Reckitt Benckiser Group PLC	3.5%
Samsung Electronics Co. Ltd.	3.5%
Alstom S.A.	3.4%
Barclays PLC	3.3%
Renesas Electronics Corp.	3.2%
AstraZeneca PLC	3.0%
Canadian Pacific Kansas City Ltd.	2.7%
BP PLC	2.6%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-866-947-7000

  https://www.causewaycap.com/documents/#documents-international-value-fund

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-866-947-7000 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

CIVIX-SAR-2025

Causeway Capital Management Trust

Causeway International Value Fund

Investor Class - CIVVX

Semi-Annual Shareholder Report: March 31, 2025

This semi-annual shareholder report contains important information about Investor Class of the Causeway International Value Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.causewaycap.com/documents/#documents-international-value-fund. You can also request this information by contacting us at 1-866-947-7000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Causeway International Value Fund, Investor Class	$55	1.10%

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$13,250,158	71	$45,624	24%

What did the Fund invest in?

Country/Asset WeightingsFootnote Reference*

Value	Value
Other Countries	3.3%
United States	1.7%
Short-Term Investment	2.2%
Belgium	2.5%
Canada	3.2%
Switzerland	3.3%
Italy	3.7%
South Korea	4.4%
Netherlands	6.5%
Germany	8.6%
Japan	10.8%
France	18.1%
United Kingdom	31.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Kering S.A.	3.7%
Rolls-Royce Holdings PLC	3.5%
Reckitt Benckiser Group PLC	3.5%
Samsung Electronics Co. Ltd.	3.5%
Alstom S.A.	3.4%
Barclays PLC	3.3%
Renesas Electronics Corp.	3.2%
AstraZeneca PLC	3.0%
Canadian Pacific Kansas City Ltd.	2.7%
BP PLC	2.6%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-866-947-7000

  https://www.causewaycap.com/documents/#documents-international-value-fund

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-866-947-7000 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

CIVVX-SAR-2025

(b) Not applicable

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6. Schedules of Investments.

(a) The Schedules of Investments are included as part of the Financial Statements and Other Information filed under Item 7 of this form.

(b) Not applicable

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

Financial statements and financial highlights are filed herein.

Table of Contents

Financial Statements (Form N-CSRS Item 7)
Schedule of Investments	2
Statement of Assets and Liabilities	7
Statement of Operations	8
Statements of Changes in Net Assets	9
Financial Highlights	10
Notes to Financial Statements	12
Other Information (Form N-CSRS Items 8-11) (Unaudited)	20

Schedule of Investments

March 31, 2025 (Unaudited)

Causeway International Value Fund	Number of Shares	Value (000)

COMMON STOCK
Belgium — 2.5%
Anheuser-Busch InBev S.A.	4,249,419	$261,261
Syensqo S.A.	954,805	65,159
		326,420
Brazil — 0.0%
Banco Bradesco SA ADR [1]	1,354,521	3,021

Canada — 3.2%
Barrick Gold Corp.	3,826,400	74,292
Canadian Pacific Kansas City Ltd.	5,073,795	356,070
		430,362
China — 1.4%
Li Ning Co. Ltd.	11,410,500	23,420
Tencent Holdings Ltd.	2,460,800	157,235
		180,655
France — 18.1%
Alstom S.A. [1]	20,616,507	456,671
ArcelorMittal S.A.	5,566,082	160,786
AXA SA	3,591,710	153,459
BNP Paribas SA	3,540,711	295,931
Capgemini SE	634,777	95,381
Cie de Saint-Gobain S.A.	2,508,401	249,880
Kering S.A.	2,371,004	493,266
Sanofi	2,282,001	252,668
Societe Generale S.A.	2,571,077	115,992
Sodexo S.A.	998,551	64,136
Worldline S.A. [1]	10,236,626	62,888
		2,401,058
Germany — 8.6%
Allianz SE	178,470	68,302
Deutsche Bank AG	503,779	12,009
Deutsche Telekom AG	5,797,104	214,030
E.ON AG	6,445,086	97,287
Heidelberg Materials AG	448,182	77,257
Infineon Technologies AG	8,061,000	268,713
LANXESS AG	5,486,478	166,894
SAP SE	857,166	229,678
		1,134,170

The accompanying notes are an integral part of the financial statements.

Causeway International Value Fund

Schedule of Investments (continued)

March 31, 2025 (Unaudited)

Causeway International Value Fund	Number of Shares	Value (000)

Hong Kong — 0.1%
The Link Real Estate Investment Trust [2]	2,937,700	$13,766

Italy — 3.7%
Enel SpA	31,269,394	253,668
UniCredit SpA	4,302,190	241,492
		495,160
Japan — 10.8%
FANUC Corp.	10,265,300	279,686
Fujitsu Ltd.	8,991,300	178,935
Murata Manufacturing Co. Ltd.	9,531,100	147,017
Nintendo Co. Ltd.	1,723,600	117,166
Renesas Electronics Corp.	31,289,300	419,672
SMC Corp.	648,800	232,169
Sompo Holdings Inc.	1,989,800	60,592
		1,435,237
Netherlands — 6.5%
Akzo Nobel NV	4,921,061	303,068
Heineken NV	1,874,277	152,830
ING Groep NV	8,823,738	172,869
Koninklijke Philips NV [1]	9,006,383	229,286
		858,053
Singapore — 1.1%
United Overseas Bank Ltd.	5,246,300	148,032

South Korea — 4.4%
Samsung Electronics Co. Ltd.	11,673,201	462,790
Samsung Fire & Marine Insurance Co. Ltd.	161,420	39,394
Shinhan Financial Group Co. Ltd.	2,383,462	76,278
		578,462
Sweden — 0.7%
Electrolux AB, Class B [1]	11,850,744	97,040

Switzerland — 3.3%
Julius Baer Group Ltd.	1,252,646	86,828
Roche Holding AG	1,063,043	349,877
		436,705
United Kingdom — 31.4%
AstraZeneca PLC	2,702,262	396,815

The accompanying notes are an integral part of the financial statements.

Causeway International Value Fund

Schedule of Investments (continued)

March 31, 2025 (Unaudited)

Causeway International Value Fund	Number of Shares	Value (000)

United Kingdom — (continued)
Barclays PLC	117,076,137	$440,212
Berkeley Group Holdings PLC	2,068,324	96,265
BP PLC	62,569,131	351,105
British American Tobacco PLC	3,603,060	147,814
Compass Group PLC	1,440,407	47,643
Diageo PLC	9,515,643	248,670
GSK PLC	14,043,407	268,374
Kingfisher PLC	36,298,117	119,567
Legal & General Group PLC	38,973,730	122,910
NatWest Group PLC	7,160,448	42,278
Prudential PLC	29,662,385	320,089
Reckitt Benckiser Group PLC	6,850,016	463,204
RELX PLC (EUR)	2,537,868	127,557
Rolls-Royce Holdings PLC [1]	48,297,326	469,422
Segro PLC [2]	12,306,736	110,070
Smith & Nephew PLC	7,686,376	108,090
Smiths Group PLC	349,857	8,779
Standard Chartered PLC	9,767,785	144,949
WH Smith PLC	8,220,169	108,064
Wizz Air Holdings PLC [1]	1,225,222	23,643
		4,165,520
United States — 1.7%
Carnival Corp. [1]	9,069,855	177,134
Smurfit WestRock PLC	961,805	43,339
		220,473
Total Common Stock
(Cost $11,715,029) — 97.5%		12,924,134

The accompanying notes are an integral part of the financial statements.

Causeway International Value Fund

Schedule of Investments (continued)

March 31, 2025 (Unaudited)

Causeway International Value Fund	Number of Shares	Value (000)

SHORT-TERM INVESTMENT
Invesco Short-Term Investment Trust: Government & Agency Portfolio, Institutional Class, 4.29% *	289,677,860	$289,678

Total Short-Term Investment
(Cost $289,678) — 2.2%		289,678

Total Investments — 99.7%
(Cost $12,004,707)		13,213,812

Other Assets in Excess of Liabilities — 0.3%		36,346

Net Assets — 100.0%		$13,250,158

*	The rate reported is the 7-day effective yield as of March 31, 2025.
1	Non-income producing security.
2	Real Estate Investment Trust.

ADR	American Depositary Receipt

The table below sets forth information about the Levels within the fair value hierarchy at which the Fund’s investments are measured at March 31, 2025:

Investments in Securities	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stock
Belgium	$—	$326,420	$—	$326,420
Brazil	3,021	—	—	3,021
Canada	430,362	—	—	430,362
China	—	180,655	—	180,655
France	64,136	2,336,922	—	2,401,058
Germany	—	1,134,170	—	1,134,170
Hong Kong	—	13,766	—	13,766
Italy	—	495,160	—	495,160
Japan	—	1,435,237	—	1,435,237
Netherlands	—	858,053	—	858,053
Singapore	—	148,032	—	148,032

The accompanying notes are an integral part of the financial statements.

Causeway International Value Fund

Schedule of Investments (concluded)

March 31, 2025 (Unaudited)

Investments in Securities	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
South Korea	$—	$578,462	$—	$578,462
Sweden	—	97,040	—	97,040
Switzerland	—	436,705	—	436,705
United Kingdom	—	4,165,520	—	4,165,520
United States	220,473	—	—	220,473
Total Common Stock	717,992	12,206,142	—	12,924,134
Short-Term Investment	289,678	—	—	289,678
Total Investments in Securities	$1,007,670	$12,206,142	$—	$13,213,812

Amounts designated as “—” are $0 or are rounded to $0.

For more information on valuation inputs, see Note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Causeway International Value Fund

Statement of Assets and Liabilities (000)* (Unaudited)

CAUSEWAY INTERNATIONAL VALUE FUND
3/31/25
ASSETS:
Investments at Value (Cost $12,004,707)	$13,213,812
Foreign Currency (Cost $16,829)	16,829
Receivable for Dividends	48,693
Receivable for Tax Reclaims	29,680
Receivable for Fund Shares Sold	29,603
Receivable for Investment Securities Sold	2,932
Prepaid Expenses	302
Total Assets	13,341,851
LIABILITIES:
Payable for Investment Securities Purchased	63,380
Payable for Fund Shares Redeemed	13,002
Payable Due to Adviser	9,149
Payable for Shareholder Service Fees - Investor Class	381
Payable Due to Administrator	211
Payable for Trustees' Fees	112
Unrealized Depreciation on Spot Foreign Currency Contracts	44
Other Accrued Expenses	5,414
Total Liabilities	91,693
Net Assets	$13,250,158
NET ASSETS:
Paid-in Capital (unlimited authorization — no par value)	$11,585,139
Total Distributable Earnings	1,665,019
Net Assets	$13,250,158
Net Asset Value Per Share (based on net assets of $12,707,789,415 ÷ 621,848,468 shares) - Institutional Class	$20.44
Net Asset Value Per Share (based on net assets of $542,368,387 ÷ 26,775,752 shares) - Investor Class	$20.26

*	Except for Net Asset Value Per Share data.

The accompanying notes are an integral part of the financial statements.

Causeway International Value Fund

Statement of Operations (000) (Unaudited)

CAUSEWAY INTERNATIONAL VALUE FUND
10/01/24 to 3/31/25
INVESTMENT INCOME:
Dividend Income (net of foreign taxes withheld of $182)	$125,147
Total Investment Income	125,147
EXPENSES:
Investment Advisory Fees	46,892
Administration Fees	1,078
Shareholder Service Fees — Investor Class	606
Transfer Agent Fees	1,190
Custodian Fees	553
Printing Fees	405
Professional Fees	268
Registration Fees	242
Trustees' Fees	228
Other Fees	337
Total Expenses	51,799
Waiver of Investment Advisory Fees	(1,268)
Total Waiver	(1,268)
Net Expenses	50,531
Net Investment Income	74,616

Net Realized Gain (Loss) on:
Investments	525,350
Foreign Currency Transactions	(268)
Net Realized Gain (Loss)	525,082

Net Unrealized Appreciation (Depreciation) on:
Investments	(360,370)
Foreign Currency and Translation of Other Assets and Liabilities Denominated in Foreign Currency	(800)
Net Unrealized Appreciation (Depreciation)	(361,170)
Net Realized and Unrealized Gain	163,912
Net Increase in Net Assets Resulting from Operations	$238,528

The accompanying notes are an integral part of the financial statements.

Causeway International Value Fund

Statements of Changes in Net Assets (000)

	CAUSEWAY INTERNATIONAL VALUE FUND
	10/01/24 to 3/31/25 (Unaudited)	10/01/23 to 9/30/24
OPERATIONS:
Net Investment Income	$74,616	$189,297
Net Realized Gain	525,082	671,887
Net Change in Unrealized Appreciation (Depreciation)	(361,170)	1,020,832

Net Increase in Net Assets Resulting From Operations	238,528	1,882,016
DISTRIBUTIONS:
Institutional Class	(866,737)	(243,810)
Investor Class	(38,840)	(15,849)
Total Distributions to Shareholders	(905,577)	(259,659)
Net Increase in Net Assets Derived from Capital Share Transactions(1)	2,314,645	3,322,966
Total Increase in Net Assets	1,647,596	4,945,323
NET ASSETS:
Beginning of Period	11,602,562	6,657,239
End of Period	$13,250,158	$11,602,562

(1)	See Note 7 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Causeway International Value Fund

Financial Highlights

For the Six Months Ended March 31, 2025 (Unaudited) and the Fiscal Years Ended September 30,

For a Share Outstanding Throughout the Fiscal Years or Period

	Net Asset Value, Beginning of Years or Period ($)	Net Investment Income ($)†	Net Realized and Unrealized Gain (Loss) ($)		Total from Operations ($)	Dividends from Net Investment Income ($)	Distributions from Capital Gains ($)	Total Dividends and Distributions ($)
Causeway International Value Fund
Institutional
2025(1)	22.04	0.13	(0.01	) (2)	0.12	(0.40)	(1.32)	(1.72)
2024	18.45	0.46	3.83		4.29	(0.36)	(0.34)	(0.70)
2023	13.20	0.37	5.16		5.53	(0.28)	—	(0.28)
2022	17.55	0.30	(4.33)		(4.03)	(0.32)	—	(0.32)
2021	12.93	0.33	4.51		4.84	(0.22)	—	(0.22)
2020	14.68	0.21	(1.23)		(1.02)	(0.50)	(0.23)	(0.73)
Investor
2025(1)	21.84	0.10	(0.01	) (2)	0.09	(0.35)	(1.32)	(1.67)
2024	18.29	0.35	3.86		4.21	(0.32)	(0.34)	(0.66)
2023	13.09	0.35	5.09		5.44	(0.24)	—	(0.24)
2022	17.40	0.25	(4.28)		(4.03)	(0.28)	—	(0.28)
2021	12.81	0.29	4.48		4.77	(0.18)	—	(0.18)
2020	14.55	0.16	(1.21)		(1.05)	(0.46)	(0.23)	(0.69)

†	Per share amounts calculated using average shares method.
(1)	All ratios for periods less than one year are annualized. Total returns and portfolio turnover rate are for the period indicated and have not been annualized.
(2)

Realized and unrealized gains and losses per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

Amounts designated as "—" are $0 or round to $0.

The accompanying notes are an integral part of the financial statements.

Causeway International Value Fund

Net Asset Value, End of Years or Period ($)	Total Return (%)	Net Assets, End of Years or Period ($000)	Ratio of Expenses to Average Net Assets (%)	Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimburse- ments) (%)	Ratio of Net Investment Income to Average Net Assets (%)	Portfolio Turnover Rate (%)

20.44	1.36	12,707,790	0.85	0.87	1.28	24
22.04	23.87	11,101,048	0.85	0.87	2.28	49
18.45	42.26	6,176,428	0.88	0.90	2.11	54
13.20	(23.39)	4,628,087	0.85	0.88	1.81	58
17.55	37.59	5,838,585	0.85	0.89	1.94	60
12.93	(7.83)	4,537,029	0.88	0.88	1.51	57

20.26	1.22	542,368	1.10	1.12	1.02	24
21.84	23.56	501,514	1.10	1.12	1.79	49
18.29	41.87	480,811	1.13	1.15	2.02	54
13.09	(23.54)	262,095	1.10	1.13	1.55	58
17.40	37.33	355,468	1.08	1.12	1.73	60
12.81	(8.06)	315,922	1.11	1.12	1.18	57

The accompanying notes are an integral part of the financial statements.

Causeway International Value Fund

Notes to Financial Statements (Unaudited)

1.	Organization

Causeway International Value Fund (the “Fund”) is a series of Causeway Capital Management Trust (the “Trust”). The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and is a Delaware statutory trust that was established on August 10, 2001. The Fund began operations on October 26, 2001. The Fund is authorized to offer two classes of shares, the Institutional Class and the Investor Class. The Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest of the Fund. The Fund is diversified. The Fund’s prospectus provides a description of the Fund’s investment objectives, policies and strategies. As of March 31, 2025, the Trust has four additional series, the financial statements of which are presented separately.

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund.

Use of Estimates in the Preparation of Financial Statements – The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The Fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amount of net assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation – Except as described below, securities listed on a securities exchange (except the NASDAQ Stock Market (“NASDAQ”)) or Over-the-Counter (“OTC”) for which market quotations are available are valued at the last reported sale price as of the close of trading on each business day, or, if there is no such reported sale, at the last reported bid price for long positions. For securities traded on NASDAQ, the NASDAQ Official Closing Price is used. Securities listed on multiple exchanges or OTC markets are valued on the exchange or OTC market considered by the Fund to be the primary market. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent pricing agent, the Fund seeks to obtain a bid price from at least one independent broker. Investments in money market funds are valued daily at the net asset value per share.

Securities for which market prices are not “readily available” are valued in accordance with fair value pricing procedures approved by the Fund’s Board of Trustees (the “Board”). The Fund's fair value pricing procedures are overseen by the Fund's valuation designee, Causeway Capital Management LLC ("Adviser"), and implemented through a Fair Value Committee (the "Committee"). Some of the more common reasons that may necessitate that a security be valued using fair value pricing procedures include: the security’s trading has been halted or suspended; the security has been delisted from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to pro

Causeway International Value Fund

Notes to Financial Statements (Unaudited)

(continued)

vide a price. When the Committee values a security in accordance with the fair value pricing procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

The Fund uses a third party vendor to fair value certain non-U.S. securities if there is a movement in the U.S. market that exceeds thresholds established by the Committee. The vendor provides fair values for foreign securities based on factors and methodologies involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security and such fair values are applied by the administrator if a pre-determined confidence level is reached for the security.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The guidance establishes three levels of fair value hierarchy as follows:

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

●	Level 2 — Quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets which are not active, or prices based on inputs that are observable (either directly or indirectly); and

●	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 which fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the reporting period. Changes in the classification between Levels 1 and 2 occur primarily when foreign equity securities are fair valued by the Fund’s third party vendor using other observable market–based inputs in place of closing exchange prices due to events occurring after foreign market closures or when foreign markets are closed.

As of and during the six months ended March 31, 2025, there were no changes to the Fund’s fair value methodologies.

Federal Income Taxes – The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits

Causeway International Value Fund

Notes to Financial Statements (Unaudited)

(continued)

of the position. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax years, as applicable), and on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six months ended March 31, 2025, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any significant interest or penalties.

The Fund may receive payments for Article 63 EU Tax Reclaims (“EU tax reclaims”) related to previously withheld taxes on dividends earned in prior years. EU tax reclaims and associated late interest amounts awarded by European countries, if any, are included in Other Income and Interest Income, respectively, on the Statement of Operations. The Fund has also filed for additional EU tax reclaims. Generally, unless recovery amounts associated with EU tax reclaims are collectible and free from significant contingencies and uncertainties, recoveries will not be recognized in the Fund’s net asset value until collected. The receipt of EU tax reclaims and interest will result in a tax liability to the Fund to offset the tax benefits that shareholders received in the past. The precise amount of the tax liability is uncertain and is subject to settlement negotiations with the U.S. Internal Revenue Service (“U.S. IRS”). Based on information available as of the date of this report, the Fund has accrued an amount of the estimated tax liability payable to the U.S. IRS on behalf of its shareholders which is recorded as Payable for Income Tax Liability on the Statement of Assets and Liabilities.

Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund or its agent files withholding tax reclaims in certain jurisdictions to recover certain amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. Professional fees paid to those that provide assistance in receiving the tax reclaims, which generally are contingent upon successful receipt of reclaimed amounts, are recorded in Professional Fees on the Statement of Operations once the amounts are due. The professional fees related to pursuing these tax reclaims are not subject to the Adviser’s expense limit agreement described in Note 3.

Security Transactions and Related Income – Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized using the accrual basis of accounting. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold.

Foreign Currency Translation – The books and records of the Fund are maintained in U.S. dollars on the following basis:

(1)    the market value or fair value of investment securities, assets and liabilities is converted at the current rate of exchange; and

(2)    purchases and sales of investment securities, income and expenses are converted at the relevant rates of exchange prevailing on the respective dates of such transactions.

Causeway International Value Fund

Notes to Financial Statements (Unaudited)

(continued)

The Fund does not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

Foreign Currency Exchange Contracts – When the Fund purchases or sells foreign securities, it enters into corresponding foreign currency exchange contracts to settle the securities transactions. Losses from these foreign exchange transactions may arise from changes in the value of the foreign currency between trade date and settlement date or if the counterparties do not perform under the contract’s terms.

Expense/Classes – Expenses that are directly related to one Fund of the Trust are charged directly to that Fund. Other operating expenses of the Trust are prorated to the Fund and the other series of the Trust on the basis of relative daily net assets. Expenses of the Shareholder Service Plan and Agreement for the Investor Class are borne by that class of shares. Income, realized and unrealized gains (losses) and non-class specific expenses are allocated to the respective classes on the basis of relative daily net assets.

Dividends and Distributions – Dividends from net investment income, if any, are declared and paid on an annual basis. Any net realized capital gains on sales of securities are distributed to shareholders at least annually.

Cash – Idle cash may be swept into various time deposit accounts and is classified as cash on the Statement of Assets and Liabilities. The Fund maintains cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts invested and earned income are available on the same business day.

Other – Brokerage commission recapture payments are credited to realized capital gains and are included in net realized gains from security transactions on the Statement of Operations. For the six months ended March 31, 2025, the Fund received commission recapture payments of $95,726.

3.	Investment Advisory, Administration, Shareholder Service and Distribution Agreements

The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser. Under the Advisory Agreement, the Adviser is entitled to a monthly fee equal to an annual rate of 0.80% of the Fund’s average daily net assets. The Adviser has contractually agreed through January 31, 2026 to waive its fee and, to the extent necessary, reimburse the Fund to keep total annual fund operating expenses (excluding brokerage fees and commissions, interest, taxes, shareholder service fees, fees and expenses of other funds in which the Fund invests, tax reclaim-related fees and expenses, and extraordinary expenses) from exceeding 0.85% of Institutional Class and Investor Class average daily net assets. For the six months ended March 31, 2025, the Adviser waived $1,267,563 of its advisory fee. The expense waivers and reimbursements are not subject to recapture.

The Trust and SEI Investments Global Funds Services (the “Administrator”) have entered into an Administration Agreement. Under the terms of the Administration Agreement, the Administrator is entitled to an annual fee which is calculated daily and paid monthly based on the aggregate average daily net assets of the Trust subject to a minimum annual fee.

The Trust has adopted a Shareholder Service Plan and Agreement for Investor Class shares that allows the Trust to pay broker-dealers and other financial intermediaries a fee of up to 0.25% per annum of average daily net assets for services provided to Investor Class shareholders. For the six months ended March 31,

Causeway International Value Fund

Notes to Financial Statements (Unaudited)

(continued)

2025, the Investor Class paid 0.25% annualized of average daily net assets under this plan.

The Trust and SEI Investments Distribution Co. (the “Distributor”) have entered into a Distribution Agreement. The Distributor receives no fees from the Fund for its distribution services under this agreement.

The officers of the Trust are also officers or employees of the Administrator or Adviser. They receive no fees for serving as officers of the Trust.

As of March 31, 2025, approximately $15,902 (000) of the Fund's net assets were held by investors affiliated with the Adviser.

4.	Investment Transactions

The cost of security purchases and the proceeds from the sales of securities, other than short-term investments, during the six months ended March 31, 2025, for the Fund were as follows (000):

Purchases	Sales
$4,238,925	$2,801,368

5.	Risks of Foreign Investing

Because the Fund invests most of its assets in foreign securities, the Fund is subject to additional risks. For example, the value of the Fund’s securities may be affected by social, political and economic developments and U.S. and foreign laws relating to foreign investments. Further, because the Fund invests in securities denominated in foreign currencies, the Fund’s securities may go down in value depending on foreign exchange rates. Other risks include trading, settlement, custodial, and other operational risks; withholding or other taxes; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign securities less liquid, more volatile and harder to value than U.S. securities. These risks are higher for emerging markets investments.

Global economies are increasingly interconnected, and political, economic and other conditions and events (including, but not limited to, war, conflicts, natural disasters, pandemics, epidemics, trading and tariff arrangements, inflation/deflation, and social unrest) in one country or region might adversely impact a different country or region. Furthermore, the occurrence of severe weather or geological events, fires, floods, earthquakes, climate change or other natural or man-made disasters, outbreaks of disease, epidemics and pandemics, malicious acts, cyber-attacks or terrorist acts, among other events, could adversely impact the performance of the Fund. These events may result in, among other consequences, closing borders, exchange closures, health screenings, healthcare service delays, quarantines, cancellations, supply chain disruptions, lower consumer demand, market volatility and general uncertainty. These events could adversely impact issuers, markets and economies over the short- and long-term, including in ways that cannot necessarily be foreseen. The Fund could be negatively impacted if the value of a portfolio holding were harmed by political or economic conditions or events. Moreover, negative political and economic conditions and events could disrupt the processes necessary for the Fund’s operations.

For example, the actual and potential consequences of Brexit, and the associated uncertainty, have adversely affected, and for the foreseeable future may adversely affect, economic and market conditions in the United Kingdom, in the EU and its member states and elsewhere, and may also contribute to uncertainty and instability in global financial markets. There remains significant market uncertainty regarding Brexit’s ramifications, and the range and potential implications of possible political, regulatory, economic and market outcomes are difficult to predict. In addition, Russia’s

Causeway International Value Fund

Notes to Financial Statements (Unaudited)

(continued)

invasion of Ukraine in February 2022, the resulting responses by the U.S. and other countries, and the potential for wider conflict, have increased and may continue to increase volatility and uncertainty in financial markets worldwide. Further, recent armed conflicts in the Middle East and related events could cause significant market disruptions and volatility. These and other similar events could negatively affect the performance of the Fund.

6.	Federal Tax Information

The Fund is classified as a separate taxable entity for Federal income tax purposes. The Fund intends to continue to qualify as a separate “regulated investment company” under Subchapter M of the Internal Revenue Code and make the requisite distributions to shareholders that will be sufficient to relieve it from Federal income tax and Federal excise tax. Therefore, no Federal tax provision is required. To the extent that dividends from net investment income and distributions from net realized capital gains exceed amounts reported in the financial statements, such amounts are reported separately.

The Fund may be subject to taxes imposed by countries in which it invests in issuers existing or operating in such countries. Such taxes are generally based on income earned. The Fund accrues such taxes when the related income is earned. Dividend and interest income is recorded net of non-U.S. taxes paid.

The amounts of distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from those amounts determined under U.S. GAAP. These book/tax differences are either temporary or permanent in nature. The character of distributions made during the year from net investment income or net realized gains, and the timing of distributions made during the year may differ from those during the year that the income or realized gains (losses) were recorded by the Fund. To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the period that the differences arise.

The tax character of dividends and distributions declared during the fiscal years ended September 30, 2024 and September 30, 2023, was as follows (000):

	Ordinary Income	Long-Term Capital Gain	Total
2024	$195,075	$64,584	$259,659
2023	101,321	—	101,321

As of September 30, 2024, the components of distributable earnings (accumulated losses) on a tax basis were as follows (000):

Undistributed Ordinary Income	$235,805
Undistributed Long-Term Capital Gains	599,309
Unrealized Appreciation	1,496,954
Total Distributable Earnings	$2,332,068

At March 31, 2025, the total cost of investments for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation on investments for the Fund were as follows (000):

Federal Tax Cost	Appreciated Securities	Depreciated Securities	Net Unrealized Appreciation
$12,004,707	$1,988,597	$(779,492)	$1,209,105

Causeway International Value Fund

Notes to Financial Statements (Unaudited)

(continued)

7.	Capital Shares Issued and Redeemed (000)

	Six Months Ended March 31, 2025 (Unaudited)		Fiscal Year Ended September 30, 2024
	Shares	Value	Shares	Value
Institutional Class
Shares Sold	155,706	$3,066,779	233,091	$4,655,713
Shares Issued in Reinvestment of Dividends and Distributions	41,813	772,706	11,065	211,344
Shares Redeemed	(79,427)	(1,601,537)	(75,090)	(1,488,318)
Increase in Shares Outstanding Derived from Institutional Class Transactions	118,092	2,237,948	169,066	3,378,739
Investor Class
Shares Sold	5,999	122,660	8,781	176,298
Shares Issued in Reinvestment of Dividends and Distributions	2,074	38,017	819	15,527
Shares Redeemed	(4,265)	(83,980)	(12,916)	(247,598)
Increase (Decrease) in Shares Outstanding Derived from Investor Class Transactions	3,808	76,697	(3,316)	(55,773)
Net Increase in Shares Outstanding from Capital Share Transactions	121,900	$2,314,645	165,750	$3,322,966

8.	Significant Shareholder Concentration

As of March 31, 2025, four of the Fund's shareholders of record owned 60% of the Institutional Class shares. The Fund may be adversely affected when a shareholder purchases or redeems large amounts of shares, which may impact the Fund in the same manner as a high volume of redemption requests. Such large shareholders may include, but are not limited to, institutional investors and asset allocators who make investment decisions on behalf of underlying clients. Significant shareholder purchases and redemptions may adversely impact the Fund’s portfolio management and may cause the Fund to make investment decisions at inopportune times or prices or miss attractive investment opportunities. Such transactions may also increase the Fund’s transaction costs, accelerate the realization of taxable income if sales of securities result in gains, or otherwise cause the Fund to perform differently than intended.

9.	Indemnifications

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of his or her duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

10.	Recent Accounting Pronouncement

In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable

Causeway International Value Fund

Notes to Financial Statements (Unaudited)

(concluded)

Segment Disclosures ("ASU 2023-07"). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund's financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity's chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The management of the Fund's Adviser acts as the Fund's CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the Fund’s single investment objective which is executed by the Fund's portfolio managers. The financial information in the form of the Fund's schedule of investments, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment's performance versus the Fund's comparative benchmarks and to make resource allocation decisions for the Fund's single segment, is consistent with that presented within the Fund's financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as "total assets" and significant segment expenses are listed on the accompanying Statement of Operations.

11.	Subsequent Events

The Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no disclosures and/or adjustments were required to the financial statements.

Causeway International Value Fund

Other Information (Form N-CSRS Items 8-11) (Unaudited)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included within the Statement(s) of Operations of the financial statements.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Causeway International Value Fund

INVESTMENT ADVISER:

Causeway Capital Management LLC

11111 Santa Monica Boulevard

15th Floor

Los Angeles, CA 90025

DISTRIBUTOR:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

To determine if the Fund is an appropriate investment for you, carefully consider the Fund’s investment objectives, risk factors, charges and expenses before investing. Please read the summary or full prospectus carefully before you invest or send money. To obtain additional information including charges, expenses, investment objectives, or risk factors, or to open an account, call 1.866.947.7000, or visit us online at www.causewayfunds.com.

CCM-SA-003-1800

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the reporting period.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

The remuneration paid by the company during the period covered by the report to the Trustees on the company’s Board of Trustees is disclosed as part of the financial statements included above in Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The disclosure regarding the Approval of Advisory Agreement, if applicable, is included as part of the financial statements included above in Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the registrant’s procedures by which shareholders may recommend nominees to the registrant’s board of trustees during the period covered by the report.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR §270.30a-3(c)) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR §270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR §240.13a-15(b) or §240.15d-15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR §270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) Not applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(a)(4) Not applicable to open-end management investment companies.

(a)(5) Not applicable.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Causeway Capital Management Trust

By (Signature and Title)	/s/ Gracie V. Fermelia
Gracie V. Fermelia, Principal Executive Officer

Date: June 4, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gracie V. Fermelia
Gracie V. Fermelia, Principal Executive Officer

Date: June 4, 2025

By (Signature and Title)	/s/ John Bourgeois
John Bourgeois, Principal Financial Officer

Date: June 4, 2025